UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 16.1%
Consumer Discretionary 0.9%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	843,000	1,064,480
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	1,980,000	2,612,016
McDonald's Corp., Series I, 6.3%, 10/15/2037	4,075,000	4,174,410
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,924,545
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	3,171,932
6.25%, 4/30/2016	306,000	309,177
6.875%, 4/30/2036	1,617,000	1,579,976

		15,836,536

Consumer Staples 0.8%
CVS Caremark Corp.:
6.25%, 6/1/2027	2,663,000	2,653,837
6.302%, 6/1/2037	7,312,000	6,812,517
Tesco PLC, 144A, 6.15%, 11/15/2037	4,100,000	3,941,793

		13,408,147
Energy 0.8%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037	3,340,000	3,339,042
Enterprise Products Operating LP, 7.5%, 2/1/2011	1,034,000	1,117,092
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018	1,367,000	1,389,556
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	4,900,000	4,562,679
XTO Energy, Inc., 6.75%, 8/1/2037	3,245,000	3,462,285

		13,870,654
Financials 6.4%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	3,195,876
American Express Centurion Bank, 5.55%, 10/17/2012	6,885,000	7,141,404
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	8,446,123
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	2,410,000	2,470,884
Corp. Andina de Fomento:
5.75%, 1/12/2017	3,520,000	3,434,499
6.875%, 3/15/2012	1,300,000	1,394,615
Discover Financial Services, 144A, 5.663% *, 6/11/2010	3,845,000	3,545,321
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	2,455,000	2,454,433
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	3,435,000	3,471,322
144A, 7.0%, 10/15/2037	6,916,000	6,283,055
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	3,823,766
FPL Group Capital, Inc.:
6.65%, 6/15/2067	5,955,000	5,604,435
Series D, 7.3%, 9/1/2067	1,125,000	1,129,821
General Electric Capital Corp., 5.875%, 1/14/2038	7,645,000	7,470,969
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	4,070,000	3,955,226
HSBC Finance Corp., 5.25%, 1/15/2014	390,000	384,620
John Deere Capital Corp., Series D, 4.95%, 12/17/2012	5,960,000	6,140,659
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	2,980,000	2,577,462
Morgan Stanley, Series F, 5.25%, 11/2/2012	3,000,000	3,061,086
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	920,794
PartnerRe Finance, 6.44%, 12/1/2066	4,649,000	4,185,774
StanCorp Financial Group, Inc., 6.9%, 5/29/2067	3,840,000	3,533,410
Standard Chartered Bank, 144A, 6.4%, 9/26/2017	2,400,000	2,507,513
Symetra Financial Corp., 144A, 8.3%, 10/15/2037	2,130,000	2,128,733
The Travelers Companies, Inc., 6.25%, 3/15/2037	1,085,000	1,031,736
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,358,965
Wachovia Capital Trust III, 5.8%, 3/15/2042	12,520,000	9,890,800
Wells Fargo & Co., 5.25%, 10/23/2012	5,095,000	5,296,838
White Mountains Re Group, 144A, 6.375%, 3/20/2017	1,110,000	1,101,507
Xstrata Finance Canada Ltd., 144A, 5.8%, 11/15/2016	724,000	691,070
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	500,000	456,510

		109,089,226
Health Care 0.3%
Quest Diagnostics, Inc., 6.95%, 7/1/2037	1,821,000	1,876,621
Schering-Plough Corp., 6.55%, 9/15/2037	2,605,000	2,627,960

		4,504,581

Industrials 0.1%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,664,103	1,714,026
Information Technology 0.5%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	3,447,000	3,320,816
Tyco Electronics Group SA, 144A, 6.0%, 10/1/2012	5,430,000	5,696,949

		9,017,765
Materials 1.0%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	4,683,000	4,633,192
E.I. du Pont de Nemours & Co., 4.875%, 4/30/2014	4,000,000	4,050,376
Nucor Corp., 5.75%, 12/1/2017	2,320,000	2,393,576
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,438,000	2,410,034
Vulcan Materials Co., 5.6%, 11/30/2012	4,270,000	4,395,794

		17,882,972
Telecommunication Services 1.3%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,402
AT&T, Inc.:
4.95%, 1/15/2013	3,799,000	3,889,656
5.5%, 2/1/2018	4,140,000	4,153,852
British Telecommunications PLC:
5.15%, 1/15/2013	4,300,000	4,415,459
8.625%, 12/15/2010	1,400,000	1,560,576
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	3,516,000	3,216,388
Qwest Corp.:
7.5%, 10/1/2014	1,480,000	1,487,400
7.625%, 6/15/2015	3,449,000	3,474,867

		22,208,600
Utilities 4.0%
Arizona Public Service Co., 6.875%, 8/1/2036	4,195,000	4,259,842
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	2,286,000	2,255,470
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012	3,710,000	3,872,561
6.95%, 7/15/2018	169,000	173,859
Series 92, 7.625%, 4/15/2013	905,000	996,896
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,965,742
Constellation Energy Group, 7.6%, 4/1/2032	880,000	973,804
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	2,830,000	2,687,753
7.5%, 6/30/2066	5,575,000	5,328,998
ENEL Finance International, 144A, 6.8%, 9/15/2037	3,345,000	3,399,657
Energy East Corp.:
6.75%, 6/15/2012	5,070,000	5,494,476
6.75%, 9/15/2033	970,000	981,524
6.75%, 7/15/2036	2,615,000	2,647,395
Energy Future Holdings Corp., 7.46%, 1/1/2015	1,482,489	1,350,622
Integrys Energy Group, Inc., 6.11%, 12/1/2066	4,520,000	4,055,687
Nevada Power Co., Series N, 6.65%, 4/1/2036	2,109,000	2,129,734
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,501,372
Pennsylvania Electric Co., 6.05%, 9/1/2017	3,947,000	3,993,646
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	6,825,000	6,282,474
West Penn Power Co., 144A, 5.95%, 12/15/2017	2,535,000	2,604,033
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	8,015,000	7,235,573

		68,191,118

Total Corporate Bonds (Cost $282,937,192)		275,723,625

Asset Backed 2.3%
Automobile Receivables 0.9%
AmeriCredit Prime Automobile Receivables Trust, "A3", Series 2007-2M, 5.22%, 6/8/2012	15,650,000	15,708,476
Home Equity Loans 1.3%
Chase Funding Mortgage Loan Asset-Backed Certificates, "2A2", Series 2003-4, 3.676% *, 5/25/2033	4,609,404	4,475,233
Countrywide Asset-Backed Certificates:
"A6", Series 2006-15, 5.826%, 10/25/2046	2,505,000	2,360,813
"1AF6", Series 2006-11, 6.15%, 9/25/2046	6,555,000	6,091,757
First Franklin Mortgage Loan Asset Backed Certificates, "A3", Series 2006-FF15, 3.426% *, 11/25/2036	4,352,102	4,173,387
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,014,857	5,002,621
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	487,805	228,202

		22,332,013
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	680,239	714,897

Total Asset Backed (Cost $39,831,027)		38,755,386
Mortgage Backed Securities Pass-Throughs 13.0%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	6,621,992	6,108,987
5.0%, 4/1/2035	4,446,970	4,431,684
5.5%, with various maturities from 10/1/2023 until 1/1/2034	6,316,392	6,422,246
6.5%, 1/1/2035	3,571,224	3,738,068
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2019 until 10/1/2033	49,148,954	49,067,763
5.0%, with various maturities from 10/1/2033 until 5/1/2034	18,396,469	18,343,729
5.5%, with various maturities from 7/1/2024 until 7/1/2037	80,002,053	81,182,624
6.0%, with various maturities from 10/1/2022 until 4/1/2024	10,534,684	10,943,361
6.5%, with various maturities from 5/1/2023 until 4/1/2037	40,829,673	42,465,348

Total Mortgage Backed Securities Pass-Throughs (Cost $215,656,068)		222,703,810
Commercial and Non-Agency Mortgage-Backed Securities 37.6%
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,410,000	1,367,138
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	8,680,000	8,549,217
"A2", Series 2007-2, 5.634%, 4/10/2049	5,970,000	5,992,626
"A2", Series 2007-3, 5.659% *, 6/10/2049	5,560,000	5,612,092
"ASB", Series 2007-4, 5.706%, 2/10/2051	5,900,000	5,882,361
"AM", Series 2007-4, 5.812% *, 2/10/2051	2,290,000	2,198,857
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	13,411,279	13,401,273
"2A1", Series 2006-4, 5.797% *, 10/25/2036	5,340,593	5,379,903
"22A1", Series 2007-4, 6.006% *, 6/25/2047	11,692,721	11,785,275
Bear Stearns Commercial Mortgage Securities, Inc.:
"AAB", Series 2007-PW15, 5.315%, 2/11/2044	7,175,000	6,970,702
"A2", Series 2007-PW16, 5.661% *, 6/11/2040	11,025,000	11,126,953
"AAB", Series 2007-PW16, 5.713% *, 6/11/2040	7,775,000	7,732,914
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	8,973	9,054
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	4,744,135	4,755,691
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.531% *, 3/25/2036	9,912,062	10,065,402
"1A4A", Series 2006-AR7, 5.784% *, 11/25/2036	8,996,632	9,131,172

"2A1A", Series 2007-AR8, 5.921% *, 7/25/2037	8,420,606	8,613,090
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	2,799,098	2,904,940
Citigroup/Deutsche Bank Commercial Mortgage Trust, "F", Series 2007-CD4, 5.555%, 12/11/2049	3,900,000	2,782,630
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	4,382	4,398
"A2", Series 2003-21T1, 5.25%, 12/25/2033	3,365,820	3,387,461
"A4", Series 2004-14T2, 5.5%, 8/25/2034	2,919,671	2,923,539
"A6", Series 2004-14T2, 5.5%, 8/25/2034	3,400,372	3,401,618
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,188	1,212
"1A1", Series 2004-J1, 6.0%, 2/25/2034	669,192	671,493
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	4,042,832	4,022,950
"1A1", Series 2007-HY1, 5.694% *, 4/25/2037	10,132,929	10,269,883
"A1", Series 2005-29, 5.75%, 12/25/2035	8,033,106	8,000,476
Credit Suisse Mortgage Capital Certificates:
"AAB", Series 2006-C5, 5.308%, 12/15/2039	6,490,000	6,319,887
"4A15", Series 2007-3, 5.5%, 4/25/2037	6,872,325	6,779,699
"5A14", Series 2007-1, 6.0%, 2/25/2037	7,242,904	7,252,280
CS First Boston Mortgage Securities Corp., "1A11", Series 2004-4, 5.5%, 8/25/2034	3,487,574	3,559,241
First Horizon Mortgage Pass-Through Trust:
"2A1", Series 2005-AR2, 5.119% *, 6/25/2035	5,590,709	5,657,597
"1A2", Series 2006-AR4, 5.5% *, 1/25/2037	6,413,921	6,527,243
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	7,640,000	6,881,452
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	3,071,429	3,095,613
"4A1", Series 2005-AR6, 5.461% *, 11/19/2035	5,618,672	5,628,948
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	11,250,000	11,237,009
"AAB", Series 2006-GG7, 5.911% *, 7/10/2038	7,000,000	7,089,766
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	7,690,000	7,723,711
"AM", Series 2007-GG10, 5.799% *, 8/10/2045	8,675,000	8,340,984
"A4", Series 2007-GG10, 5.799% *, 8/10/2045	3,925,000	3,974,387
"J", Series 2007-GG10, 144A, 5.799% *, 8/10/2045	9,913,000	5,183,454
GSR Mortgage Loan Trust:
"2A4", Series 2006-AR1, 5.179% *, 1/25/2036	9,450,000	9,646,128
"2A1", Series 2007-AR2, 5.514% *, 5/25/2047	10,549,905	10,788,103
"2A1", Series 2007-AR1, 5.999% *, 3/25/2037	12,227,161	12,426,657
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.78% *, 1/25/2037	5,953,420	6,061,447
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% *, 2/12/2049	6,879,000	6,857,156
"A2", Series 2007-LD11, 5.992% *, 6/15/2049	11,930,000	12,103,225
"ASB", Series 2007-LD11, 6.007% *, 6/15/2049	13,981,000	13,989,461
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.778% *, 7/25/2035	6,074,860	6,047,988
"2A4L", Series 2006-A6, 5.564% *, 10/25/2036	7,185,000	7,168,524
"2A1" Series 2006-A5, 5.829% *, 8/25/2036	6,518,825	6,710,188
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	6,179,063	6,227,981
"1A10", Series 2006-3, 6.0%, 7/25/2036	5,674,388	5,650,089
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% *, 12/21/2034	6,278,219	6,169,257
Master Alternative Loans Trust:
"5A1", Series 2005-2, 6.5%, 12/25/2034	725,915	747,466
"8A1", Series 2004-3, 7.0%, 4/25/2034	157,485	160,728
"6A1", Series 2004-5, 7.0%, 6/25/2034	1,049,445	1,066,841
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	4,929,946	4,951,514

Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	3,578,000	3,607,735
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	3,900,000	3,864,886
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	7,325,000	7,301,653
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	7,655,000	7,549,467
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,779,505	1,779,505
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	1,514,183	1,517,496
Residential Asset Securitization Trust, "A1", Series 2004-A1, 5.25%, 4/25/2034	3,937,849	3,829,998
Residential Funding Mortgage Securities I:
"2A1", Series 2004-S9, 4.75%, 12/25/2019	5,349,912	5,374,992
"2A2", Series 2007-SA1, 5.621% *, 2/25/2037	9,533,730	9,747,617
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.8% *, 2/20/2047	6,787,075	6,969,456
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25% *, 12/25/2035	8,055,000	7,640,064
"6A3", Series 2005-21, 5.4% *, 11/25/2035	5,644,000	5,405,020
"5A1", Series 2005-18, 5.533% *, 9/25/2035	2,613,774	2,639,858
"2A1", Series 2006-1, 5.62% *, 2/25/2036	6,969,331	7,050,047
"7A4", Series 2006-1, 5.62% *, 2/25/2036	6,132,000	5,972,483
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	41,258	40,420
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	5,390,000	5,341,922
"AJ", Series 2007- C30, 5.413%, 12/15/2043	5,610,000	4,962,786
"A2", Series 2007-C31, 5.421%, 4/15/2047	19,950,000	19,868,782
"A2", Series 2007-C32, 5.924% *, 6/15/2049	7,790,000	7,861,869
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR14, 5.055% *, 12/25/2035	6,100,000	6,207,051
"1A3", Series 2005-AR16, 5.102% *, 12/25/2035	6,220,000	6,337,179
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	11,339,959	11,514,604
"2CB4", Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,104,931
"1A1", Series 2007-HY5, 5.538% *, 5/25/2037	6,786,654	6,855,879
"1A1", Series 2007-HY4, 5.55% *, 4/25/2037	13,115,807	13,310,628
"1A1", Series 2006-AR16, 5.608% *, 12/25/2036	8,219,747	8,289,456
"1A1", Series 2007-HY2, 5.627% *, 12/25/2036	6,415,652	6,460,288
"2A2", Series 2006-AR16, 5.646% *, 12/25/2036	17,100,000	17,178,457
"1A3", Series 2006-AR8, 5.886% *, 8/25/2046	7,705,000	7,989,415
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	195,509	195,571
Wells Fargo Mortgage Backed Securities Trust:
"4A2", Series 2005-AR16, 4.994% *, 10/25/2035	8,150,000	8,186,451
"2A5", Series 2006-AR2, 5.107% *, 3/25/2036	17,990,222	18,161,949
"3A2", Series 2006-AR8, 5.238% *, 4/25/2036	10,170,000	10,355,254
"A1", Series 2006-3, 5.5%, 3/25/2036	7,374,134	7,391,979
"A6", Series 2006-AR11, 5.518% *, 8/25/2036	10,255,000	10,173,919
"2A5", Series 2006-AR1, 5.554% *, 3/25/2036	8,400,000	8,129,645
"1A3", Series 2006-6, 5.75%, 5/25/2036	6,246,206	6,312,547

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $646,297,104)		646,449,603
Collateralized Mortgage Obligations 6.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	2,249,592	2,393,532
Federal Home Loan Mortgage Corp.:
"BJ", Series 2553, 4.5%, 3/15/2029	8,265,251	8,328,792
"LN", Series 3145, 4.5%, 10/15/2034	6,772,236	6,754,517
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,954
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,253,251
"NE", Series 2802, 5.0%, 2/15/2033	90,000	89,431

"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,994,862
"PD", Series 2893, 5.0%, 2/15/2033	9,696,000	9,575,073
"TE", Series 2827, 5.0%, 4/15/2033	65,000	64,468
"XD", Series 2941, 5.0%, 5/15/2033	10,975,000	10,834,945
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,651,529
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	11,106,605
"PE", Series 2864, 5.0%, 6/15/2033	40,000	39,575
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,215,811
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,373,888
"JG", Series 2937, 5.0%, 8/15/2033	55,000	54,355
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,846,470
"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	12,486,673
"ND", Series 2938, 5.0%, 10/15/2033	3,865,000	3,819,719
"KE", Series 2934, 5.0%, 11/15/2033	53,000	52,383
"YB", Series 2205, 6.0%, 5/15/2029	578,026	594,792
"PE", Series 2165, 6.0%, 6/15/2029	5,349,353	5,532,404
Federal National Mortgage Association:
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,426,308
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	79,000
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	24,663
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	88,877
"J", Series 1998-36, 6.0%, 7/18/2028	4,317,936	4,442,748
"PH", Series 1999-19, 6.0%, 5/25/2029	5,322,551	5,506,099
"Z", Series 2001-14, 6.0%, 5/25/2031	16,372	16,960

Total Collateralized Mortgage Obligations (Cost $112,273,642)		114,657,684
Municipal Bonds and Notes 2.0%
Arkansas, Development Finance Authority, Collateralized Mortgage Obligation, "A4", Series 1988-A, Principal Only, Zero Coupon, 7/10/2014 (a)	382,000	283,490
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (a)	120,000	122,366
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)	570,000	577,444
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,185,000	1,253,031
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (a)	6,480,000	6,846,120
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (a)	45,000	46,398
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (a)	3,745,000	3,727,249
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	4,823,500	4,958,462
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (a)	4,340,000	4,390,344
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (a)	1,125,000	1,125,405
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,072,396
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,158,060
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,681,560
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (a)	6,315,000	6,242,756

Total Municipal Bonds and Notes (Cost $33,016,369)		34,485,081
Government & Agency Obligations 17.9%
US Treasury Obligations
US Treasury Bonds:
4.75%, 2/15/2037	26,745,000	28,491,769
6.0%, 2/15/2026	34,775,000	42,042,419

US Treasury Notes:
	2.625%, 3/15/2009	8,000,000	8,041,872
	3.625%, 12/31/2012	39,995,000	41,485,454
	4.25%, 11/15/2017	36,656,000	38,494,518
	4.875%, 8/31/2008	135,911,000	137,960,266
	4.875%, 4/30/2011	31,000	33,400
	4.875%, 6/30/2012	9,534,000	10,374,927

Total Government & Agency Obligations (Cost $303,311,592)			306,924,625
	Preferred Securities 2.9%
Axa, 144A, 6.379%, 12/14/2036 **		3,060,000	2,578,111
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016		1,700,000	1,658,350
Goldman Sachs Capital II, 5.793%, 6/1/2012 **		11,910,000	9,215,589
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 **		6,260,000	5,968,347
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 **		12,040,000	12,159,557
Royal Bank of Scotland Group PLC
	144A, 6.99%, 10/5/2017 **	2,990,000	2,990,774
	Series U, 7.64%, 9/29/2017 **	2,500,000	2,560,520
Santander Perpetual SA, 144A, 6.671%, 10/24/2017 **		3,500,000	3,546,081
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 10/15/2015 **		5,380,000	5,087,258
USB Capital IX, 6.189%, 4/15/2011 **		905,000	719,475
XL Capital Ltd., Series E, 6.5%, 4/15/2017 **		4,470,000	3,530,410

Total Preferred Securities (Cost $53,864,276)			50,014,472
		Shares	Value ($)

	Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%		26,915	688,857
Delphi Financial Group, Inc., 7.376%		93,400	2,079,318

Total Preferred Stocks (Cost $3,013,982)			2,768,175
	Cash Equivalents 0.6%
Cash Management QP Trust, 4.52% (b) (Cost $10,076,179)		10,076,179	10,076,179
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,700,277,431)		99.3	1,702,558,640
Other Assets and Liabilities, Net		0.7	12,274,733

Net Assets		100.0	1,714,833,373

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

**	Date shown is call date; not a maturity date for the perpetual preferred securities.
(a)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	0.7
MBIA Corporation	0.7
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008